Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Average Estimated Useful Lives of Assets

Property and equipment acquisitions are recorded at cost. Provisions for depreciation are calculated using the straight-line method over the following average estimated useful lives of the assets:

	Years
Software and computer equipment	3
Machinery and equipment	2-20
Furniture and fixtures	7
Leasehold improvements	2-10	*

* Leasehold improvements are depreciated over the shorter of the estimated life of the asset or the remaining life of the lease.

Schedule of Customers Representing Greater than 10% of Account Receivable and Total Revenue

Customers representing greater than 10% of accounts receivable were as follows (in percentages):

	As of December 31,
	2023	2022
Customer A	—	63
Customer B	21	—

Customers representing greater than 10% of total revenues were as follows (in percentages):

	For Year Ended December 31,
	2023	2022
Customer A	—	14
Customer C	13	14

Amounts Recognized in Consolidated Statements of Operations and Comprehensive Loss Net	Amounts recognized in the consolidated statements of operations and comprehensive loss were as follows (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$3	$75
Selling, general and administrative	714	1,031
Total stock-based compensation	$717	$1,106